INVESTMENTS - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Gross investment income (loss)	$ 3,420	$ 3,923	$ 3,549
Investment expenses	(105)	(77)	(72)
Net investment income (loss)	3,315	3,846	3,477
Fixed maturities
Net Investment Income [Line Items]
Gross investment income (loss)	2,625	2,440	2,341
Mortgage loans on real estate
Net Investment Income [Line Items]
Gross investment income (loss)	587	546	516
Other equity investments
Net Investment Income [Line Items]
Gross investment income (loss)	134	609	67
Policy loans
Net Investment Income [Line Items]
Gross investment income (loss)	215	203	204
Trading securities
Net Investment Income [Line Items]
Gross investment income (loss)	(169)	73	387
Other investment income
Net Investment Income [Line Items]
Gross investment income (loss)	33	17	33
Fixed maturities, at fair value using the fair value option
Net Investment Income [Line Items]
Gross investment income (loss)	$ (5)	$ 35	$ 1